Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001463814
Registrant Name	Mercedes-Benz Retail Receivables LLC
Registration File Number	333-290637
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A